Supplemental Financial Information (Tables)	3 Months Ended
Mar. 31, 2021
Other Liabilities Disclosure [Abstract]
Other current liabilities
Other current liabilities consisted of the following (in thousands):

	As of December 31,
	2020	2019
Other current liabilities:
Accrued bonus	$9,821	$5,296
Accrued payroll	6,834	1,892
Accrued benefits	3,663	291
Accrued commissions	1,540	1,425
Current portion of long-term debt	1,770	—
Other	4,509	1,503
Total current other liabilities	$28,137	$10,407